As filed with the Securities and Exchange Commission on August 21, 2026
Securities Act File No. 333-295475

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 4
Post-Effective Amendment No.

BlackRock Private Credit Fund
(Exact name of registrant as specified in its charter)

50 Hudson Yards
New York, New York 10001
(212) 810-5300
(Address and telephone number, including area code, of principal executive offices)

John M. Perlowski
BlackRock Capital Investment Advisors, LLC
50 Hudson Yards
New York, New York 10001
 (212) 810-5800
(Name and address of agent for service)

COPIES TO:

Diana Huffman
BlackRock Capital Investment Advisors, LLC
50 Hudson Yards
New York, New York 10001

Steven Grigoriou, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, DC 20001	Jonathan Gaines, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Cynthia M. Krus Owen J. Pinkerton Dwaune L. Dupree Eversheds Sutherland (US) LLP 700 6th Street, NW Washington, DC 20004

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
☐    Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒    Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐    Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐    Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐    Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.
It is proposed that this filing will become effective (check appropriate box):
☐    when declared effective pursuant to Section 8(c) of the Securities Act.
☐    immediately upon filing pursuant to paragraph (b) of Rule 486.
☒    on September 20, 2026 pursuant to paragraph (b) of Rule 486.
☐    60 days after filing pursuant to paragraph (a) of Rule 486.
☐    on (date) pursuant to paragraph (a) of Rule 486.
If appropriate, check the following box:
☒    This amendment designates a new effective date for a previously filed registration statement.
☐    This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
☐    This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
☐    This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:
Check each box that appropriately characterizes the Registrant:
☐    Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒    Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐    Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐    A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐    Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☒    Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
☐    If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐    New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant filed a registration statement on Form N-2 (SEC File No. 333-295475) on April 30, 2026 (the “Registration Statement”). Pre-Effective Amendments No. 1, No. 2 and No. 3 to the Registration Statement were filed on May 28, 2026, June 26, 2026 and July 24, 2026 for the sole purpose of delaying the effectiveness of the Registration Statement until June 27, 2026, July 26, 2026 and August 23, 2026, respectively. The sole purpose of this filing is to further delay the effectiveness of the Registration Statement until September 20, 2026. The Registration Statement under the Securities Act of 1933 is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 meets all of the requirements for effectiveness under Rule 486(b) under the Securities Act and has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on August 21, 2026.

BLACKROCK PRIVATE CREDIT FUND

By:	/s/ Diana Huffman
Name:	Diana Huffman
Title:	Secretary

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Name	Title

*	Chief Executive Officer (Principal Executive Officer), Trustee and Co-Chief Investment Officer
Philip Tseng

*	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
Erik L. Cuellar

*	Trustee
John M. Perlowski

*	Trustee
Eric J. Draut

*	Trustee
Andrea L. Petro

*	Trustee
Maureen K. Usifer

*By:	/s/ Diana Huffman
Diana Huffman

Signed by Diana Huffman, on behalf of those identified pursuant to her designation as attorney-in-fact signed by Messrs. Draut, Perlowski, Tseng and Cuellar and Mses. Petro and Usifer, on August 21, 2026.

The original power of attorney authorizing Diana Huffman to execute this Pre-Effective Amendment No. 4 to the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Pre-Effective Amendment No. 4 to the Registration Statement is filed has been executed and filed as an exhibit to the Registration Statement, and incorporated herein by reference.